Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2023
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share

14. Earnings (loss) per share

The calculation of basic earnings (loss) per share is based on the income (loss) attributable to ordinary shareholders of the Company and weighted-average number of ordinary shares outstanding for the six months ended June 30, 2022 and 2023.

Diluted earnings (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective periods. For the six months ended June 30, 2023, the options granted under the 2022 share incentive plan to purchase a total of 1,697,746 shares could potentially dilute earnings (loss) per share but were not included in the computation of diluted net loss per share due to their antidilutive effects resulted from net loss.

The following reflects the Income (loss) and share data used in the basic and diluted earnings (loss) per ordinary share computations:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	(Unaudited)	(Unaudited)
	RMB	RMB
Earnings (loss) attributable to ordinary shareholders of the Company	111,393,524	(134,319,481)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	103,790,000	111,496,668
Basic earnings (loss) per share	1.07	(1.20)

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	111,393,524	(134,319,481)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	103,790,000	111,496,668
Adjusted for:
- incremental shares issuable related to options issued	112,581	—
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	103,902,581	111,496,668
Diluted earnings (loss) per share	1.07	(1.20)